Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Gain Loss on Derivative Instruments

Gain/(Loss) on Derivative Instruments	Twelve months ended December 31, 2012	Twelve months ended December 31, 2011
Warrant expiring April 15, 2015	(1,026)	6,778
Warrant expiring March 29, 2016	(507)	643
Rights offering derivative	-	613
Options to contractors	(30)	37
Total	(1,563)	8,071